RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2021
Related party transactions [abstract]
Schedule of related party agreements and transactions
The following table reflects the related party agreements and transactions for the three and six months ended June 30 in the interim consolidated statements of income (loss):

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2021	2020	2021	2020
Revenues
Power purchase and revenue agreements	$22	$85	$83	$181
Direct operating costs
Energy purchases	$(2)	$—	$(4)	$—
Energy marketing fee & other services	(5)	(1)	(5)	(1)
Insurance services(1)	—	(8)	—	(14)
	$(7)	$(9)	$(9)	$(15)
Interest expense
Borrowings	$—	$—	$(1)	$(1)
Contract balance accretion	(4)	(4)	$(9)	$(8)
	$(4)	$(4)	$(10)	$(9)
Management service costs	$(72)	$(46)	$(153)	$(86)
(1)Insurance services were paid to a subsidiary of Brookfield Asset Management that brokers external insurance providers on behalf of Brookfield Renewable. Beginning in 2020, insurance services are paid for directly to external insurance providers. The fees paid to the subsidiary of Brookfield Asset Management for the for the three and six months ended June 30, 2020 were less than $1 million